Post-employee benefit plans - Funded Status of Post-Employment Benefit Plans Cost (Details) - Plan asset (deficit) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	$ (28,749)	$ (27,179)
Fair value of plan assets	28,129	25,850
Plan surplus (deficit)	(620)	(1,329)
FUNDED
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(26,421)	(24,961)
Fair value of plan assets	27,727	25,474
Plan surplus (deficit)	1,306	513
PARTIALLY FUNDED
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(2,011)	(1,918)
Fair value of plan assets	402	376
Plan surplus (deficit)	(1,609)	(1,542)
UNFUNDED
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(317)	(300)
Fair value of plan assets	0	0
Plan surplus (deficit)	$ (317)	$ (300)